Investment in associates	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Investment in associates
Note 10 - Investment in associates
On June 19, 2023 Polestar entered into a strategic agreement with the technology company, Xingji Meizu, a limited liability company and subsidiary of DreamSmart Technology Pte. Ltd (“DreamSmart”), to combine Polestar’s capabilities of design and performance with the software and consumer electronics hardware development expertise of Xingji Meizu. Xingji Meizu and DreamSmart are related parties. The strategic agreement resulted in the inception of Polestar Technology (Shaoxing) Co., Ltd. ("Polestar Technology") which is incorporated in China and has its registered office in Zhejiang province. Polestar Technology engages in the sales and marketing of Polestar vehicles, DreamSmart smartphones, augmented reality glasses, and other technology products in China.
In January 2024, Polestar Technology, selected Nanjing as its final province of registration and was renamed to Polestar Times Technology (Nanjing) Co., Ltd ("Polestar Times Technology"). On February 29, 2024, Polestar Times Technology, Polestar, Xingji Meizu, and Nanjing Jiangning Economic and Technological Development Zone Industrial Equity Investment Partnership (the "Nanjing Investor") entered an agreement for Polestar Times Technology to receive an additional $60,360 in capital from the Nanjing Investor over four installments in exchange for equity; subject to Polestar Times Technology achieving certain increased paid-in capital and invoiced sales thresholds in Nanjing province. Additionally, Polestar Times Technology can receive an additional $148,298 in the form of capital reserves from the Nanjing Investor over the four installments. In the event Polestar Times Technology achieves these thresholds and secures the investment installments from the Nanjing Investor, Polestar's ownership in Polestar Times Technology will decrease to 37.6% over time. Polestar Times Technology is not publicly listed.
As of December 31, 2024, Polestar has finalized cash injection of $29,400 for the first contribution initially recognized as of December 31, 2023 into Polestar Times Technology. An additional cash injection of $4,900 was carried out, an accrual for additional investment of $9,608 was recorded, and 46.2% ownership was maintained as of December 31, 2024. The remaining 48.1% and 5.7% was owned by Xingji Meizu and the Nanjing Investor, respectively. As of December 31, 2023, Polestar owned 49% of Polestar Times Technology and the remaining 51% was owned by Xingji Meizu. Polestar and Xingji Meizu held 40% and 60%, respectively, of the voting interests in Polestar Times Technology by virtue of their board seats and associated rights. The Group accounts for its investment in Polestar Times Technology under the equity method.
In the event of the dissolution of Polestar Times Technology and if Polestar Times Technology's assets are insufficient to meet its debt obligations, shareholders who have not fully made their required capital contributions and other shareholders existing at the time of establishment of the company, may be held jointly responsible for the remaining debts, limited to the value of their unpaid contributions.
Transition services and corporate services
On June 19, 2023, Polestar began providing transition services to Polestar Times Technology to assist Polestar Times Technology through the start-up process. As the terms of the transition service agreement were not finalized and signed until December 20, 2023, these services were provided to Polestar Times Technology without an agreement of commercial and legal terms (i.e., a contract) between the Group and Polestar Times Technology; resulting in Polestar providing the transition services to Polestar Times Technology at its own risk and without rights to consideration from Polestar Times Technology prior to December 20, 2023. Polestar continued providing certain services to Polestar Times Technology after the transition period ending on December 31, 2023 to assist Polestar Times Technology in daily operation. As the terms of this corporate service agreement were not finalized and signed until September 3, 2024, these services were provided to Polestar Times Technology without a contract between the Group and Polestar Times Technology resulting in Polestar providing the corporate services to Polestar Times Technology at its own risk and without rights to consideration from Polestar Times Technology prior to September 3, 2024.
All related costs were expensed as incurred under their respective functional line items in the Consolidated Statement of Loss and Comprehensive Loss prior to signing and then reclassified to Other operating expenses at contract signing. Additionally, Polestar did not record an accrued asset and corresponding other operating income associated with the right to receive payment for the transition services from Polestar Times Technology at contract signing because the probability of collecting consideration was deemed to be remote due to Polestar Times Technology's lack of available liquidity. Until facts and circumstances change such that it becomes probable Polestar will collect consideration under the terms of the agreement, other operating income will be recognized if and when payment is received from Polestar Times Technology.
During the year ended December 31, 2024, Polestar collected consideration from Polestar Times Technology and recognized around $23,400 in income associated with transition and corporate services provided to Polestar Times Technology during the year ended December 31, 2023 which are presented in other operating income (expense), net in the Consolidated Statement of Loss and Comprehensive Loss. Polestar also collected consideration from Polestar Times Technology and recognized $3,544 in income associated with corporate services provided to Polestar Times Technology during the year ended December 31, 2024.
On September 3, 2024, Polestar signed a Corporate Service Agreement ("SLA Agreement") with Polestar Times Technology to provide long-term services to Polestar Times Technology. The SLA Agreement outlines that certain transition service activities will continue until December 31, 2025. The services provided include legal, finance, tax, human resources and other services and from time-to-time (including logistics and digital services). During the year ended December 31, 2024, Polestar recognized $8,939 in expenses associated with providing corporate services to Polestar Times Technology which are presented in other operating income (expense), net in the Consolidated Statement of Loss and Comprehensive Loss. During the year ended December 31, 2024, the probability of collecting consideration in exchange for services provided to Polestar Times Technology remained remote due to
Polestar Times Technology's lack of available liquidity. Polestar did not record an accrued asset and corresponding Other operating income associated with the right to receive payment for the transition services from Polestar Technology. Other operating income will be recognized if and when payment is received from Polestar Technology.
Sales of vehicles
During the year ended December 31, 2023, Polestar and Polestar Times Technology entered into multiple vehicle sale and purchase agreements for Polestar to sell and deliver PS4s to Polestar Times Technology. Similar to transition services, the probability of collecting consideration under these agreements was deemed to be remote due to Polestar Times Technology's lack of available liquidity. As such, Polestar did not record an accrued asset and corresponding revenue associated with the right to receive payment for the vehicles. Until facts and circumstances change such that it becomes probable Polestar will collect consideration under the terms of the agreements, revenue will be recognized if and when payment is received from Polestar Times Technology. Additionally, despite Polestar Times Technology's lack of liquidity, physical possession and title to the vehicles are transferred to Polestar Times Technology without encumbrance or a right for Polestar to repossess the vehicles in the event Polestar Times Technology does not pay. This results in full recognition of inventory costs in cost of sales in the Consolidated Statement of Loss and Comprehensive Loss upon delivery; offset only by an adjustment for the equity method elimination of downstream sales. During the year ended December 31, 2023, the total expense in cost of sales for vehicles delivered where revenue was not recognized was $28,376, offset by adjustments for the elimination of downstream sales of $13,904.
During the year ended December 31, 2024, the probability of collecting consideration in exchange for vehicles sold to Polestar Times Technology remained remote due to Polestar Times Technology's lack of available liquidity. While Polestar did collect consideration from Polestar Times Technology during the year ended December 31, 2024 for certain vehicles sold during the year ended December 31, 2023 and December 31, 2024, the circumstances regarding Polestar Times Technology's liquidity have not improved. As such, the Group's accounting for sales of vehicles to Polestar Times Technology remained unchanged from the year ended December 31, 2023. During the year ended December 31, 2024, the Group collected consideration and recognized revenue related to sales of vehicles for $69,478 of which $31,298 pertained to vehicles delivered during the year ended December 31, 2023 and $38,180 pertained to vehicles delivered during the year ended December 31, 2024. As of December 31, 2024, the Group remains unpaid for 416 vehicles delivered to Polestar Times Technology during the year ended December 31, 2024, totaling $15,981 of unrecognized revenue.
Brand licensing
On November 15, 2023, Polestar licensed the use of the Polestar branding to Polestar Times Technology for use in its commercial operations in China in exchange for an annual royalty equal to 2% of Polestar Times Technology's net revenue each year. For the years ended December 31, 2024 and 2023, no royalty revenue was recognized from Polestar Times Technology.
Sale of operating assets
On November 28, 2023, Polestar agreed to assign certain lease agreements and sell other related assets to Polestar Times Technology for their fair value of $8,159. This asset grouping was not classified as held for sale as of December 31, 2023 because Polestar deemed it unlikely that significant changes to the agreement would not occur or that the agreement would not be terminated after signing due to Polestar Times Technology's lack of liquidity and other unforeseen complexities. These assets were ultimately transferred in September 2024 and November 2024. However, as of December 31, 2024, no payment has been received from Polestar Times Technology.
The following table summarizes the activity related to Polestar's investment in Polestar Times Technology:

Balance as of January 1, 2023	—
Investment in Polestar Times Technology	29,400
Elimination of effects of downstream sales	13,904
Recognized share of losses in Polestar Times Technology	(43,304)
Balance as of December 31, 2023	$—
Investment in Polestar Times Technology	14,508
Elimination of effects of downstream sales	(9,538)
Recognized share of losses in Polestar Times Technology	(4,970)
Balance as of December 31, 2024	$—
The following table summarizes the activity related to Polestar's unrecognized losses in Polestar Times Technology:

Unrecognized balance as of January 1, 2023	—
Unrecognized share of losses in Polestar Times Technology	(1,407)
Unrecognized balance as of December 31, 2023	$(1,407)
Unrecognized share of losses in Polestar Times Technology	(64,581)
Unrecognized balance as of December 31, 2024	$(65,988)

The following table provides summarized financial information from Polestar Times Technology's financial statements and a reconciliation to the carrying amount of Polestar's investment for year ended in December 31, 2024 and 2023:

	For the year ended December 31,
	2024	2023
Polestar's percentage ownership interest	46.2%	49%
Non-current assets	46,918	19,295
Current assets	48,501	95,770
Non-current liabilities	(20,007)	(8,774)
Current liabilities	(175,538)	(137,689)
Net liabilities	$(100,126)	$(31,398)
Less: capital reserves	(30,156)	—
Less: share capital attributable to Xingji Meizu	(16,641)	—
Adjusted net liabilities	$(146,923)	$(31,398)
The Group's share of net liabilities	(67,878)	(15,385)
Elimination of effects of downstream sales in inventory	2,578	13,904
Elimination of effects of downstream sales in long-term assets	1,789	—
Unrecognized losses in Polestar Times Technology	64,581	1,407
Other reconciling items	(1,070)	74
Carrying amount of the Group's investment in Polestar Times Technology	$—	$—

Revenue	53,248	1,445
Net loss	(150,864)	(91,247)
Other comprehensive loss	320	—
Total comprehensive loss	(150,544)	(91,247)
The Group's share of losses in Polestar Times Technology	$(69,551)	$(44,711)